SHAREHOLDERS' EQUITY (DEFICIT) (Details)	12 Months Ended
	Dec. 31, 2021 Vote $ / shares shares	Feb. 11, 2021 shares	Jan. 26, 2021 shares	Dec. 31, 2020 $ / shares shares
Stockholders' Equity [Abstract]
Preference shares , shares authorized (in shares)	1,000,000			1,000,000
Preference shares, par value (in dollars per share) | $ / shares	$ 0.0001			$ 0.0001
Preference shares, shares issued (in shares)	0			0
Preference shares, shares outstanding (in shares)	0			0
Class A common stock, shares subject to possible redemption (in shares)	20,000,000			0
As-converted percentage for Class A common stock after conversion of Class B shares	20.00%
Stock conversion basis of Class B to Class A common stock at time of initial Business Combination	1
Class A Ordinary Share [Member]
Stockholders' Equity [Abstract]
Common stock, shares authorized (in shares)	200,000,000			200,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001			$ 0.0001
Common stock, shares issued (in shares)	0			0
Common stock, shares outstanding (in shares)	0			0
Number of votes per share | Vote	1
Stock conversion basis of Class B to Class A common stock at time of initial Business Combination	1
Class B Ordinary Shares [Member]
Stockholders' Equity [Abstract]
Common stock, shares authorized (in shares)	20,000,000			20,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001			$ 0.0001
Common stock, shares issued (in shares)	5,000,000	718,750		5,031,250	[1]
Common stock, shares outstanding (in shares)	5,000,000		4,312,500	5,031,250	[1]
Number of votes per share | Vote	1

[1]	Excludes an aggregate of up to 656,250 shares that are subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5). On January 26, 2021, the Sponsor returned 1,437,500 Class B ordinary shares to the Company, which were canceled, and on February 11, 2021 the Company effected a share capitalization pursuant to which an additional 718,750 Founder Shares were issued resulting in an aggregate of 5,031,250 Class B ordinary shares outstanding (see Note 5). All share and per-share amounts have been retroactively restated to reflect the share cancellation.